TRADE RECEIVABLES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS

16. TRADE RECEIVABLES AND OTHER CURRENT ASSETS

Brookfield Renewable’s trade receivables and other current assets are as follows:

	Jun 30	Dec 31
(MILLIONS)	2018	2017
Trade receivables	$300	$360
Other short-term receivables	105	82
Prepaids and others	98	112
	$503	$554

Brookfield Renewable receives payment monthly for invoiced PPA revenue and has no significant aged receivables as of the reporting date. Receivables from contracts with customers are reflected in Trade receivables. There are no other significant contract asset or liability balances related to contracted revenue.